Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation and the Company’s financial performance.
The following required table discloses information on “compensation actually paid” (referred to as “CAP” throughout this section), as defined by Item 402(v) of Regulation
S-K,
to our principal executive officer (“PEO”) and (on average) to our other NEOs
(“Non-PEO
NEOs”) during the specified years with TSR and net income financial measures, as well as a Company-selected measure of one-year
relative TSR. The Company selected this measure as the most important in linking CAP to our NEOs for 2025 to Company performance, as relative TSR was the financial measure used for the majority of our 2023-2025 performance awards (totaling two-thirds
of target long-term incentive awards granted to our executives for that performance cycle), as described in more detail on page 44.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO ($) (b) (1)	Compensation Actually Paid to PEO ($) (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (3)(4)	Total Shareholder Return ($) (f) (5)	Peer Group Total Shareholder Return ($) (g) (5)(6)	Net Income ($ millions) (h) (7)	One-Year Relative Total Shareholder Return Percentile Rank (%) (i) (8)

2025	$34,453,481	$(34,855,292)	$6,758,119	$(11,029,579)	$239.54	$241.63	$2,154	13.6%

2024	$30,853,387	$145,495,803	$17,519,302	$37,512,833	$285.73	$201.64	$1,557	89.6%

2023	$28,178,498	$57,776,736	$6,206,675	$11,216,832	$191.61	$146.05	$1,709	69.9%

2022	$21,016,481	$19,817,153	$5,745,113	$6,254,463	$155.74	$121.24	$1,363	65.4%

2021	$19,980,639	$86,440,713	$4,923,478	$13,731,315	$161.91	$151.31	$1,245	89.8%

(1)	Gregory Q. Brown served as our PEO for the full year for each of 2025, 2024, 2023, 2022 and 2021. The amounts in columns (b) and (c) include Mr. Brown’s compensation for 2021-2025.
(2)
The dollar amounts shown in column (c) reflect “compensation actually paid” to Mr. Brown, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to Mr. Brown during the applicable years. The amounts deducted and added to the PEO’s 2025 Summary Compensation Table total in order to determine the PEO’s 2025 CAP are as follows:

PEO – Reconciliation of SCT Total to CAP Total (column (c))	2025

SCT Total	34,453,481

Less SCT Change in Present Value of Pension Plan (a)	(9,796)

Less SCT Stock Awards (b)	(18,964,846)

Less SCT Option Awards (b)	(9,121,534)

Plus Pension Programs Service Cost (c)	0

Plus Pension Programs Prior Service Cost (c)	0

Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	17,243,538

Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(46,210,856)

Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0

Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	(12,245,279)

Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0

Compensation Actually Paid	(34,855,292)

(a)	Represents the aggregate change in actuarial present value of the PEO’s benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

(3)
For 2021, our
Non-PEO
NEOs included Messrs. Winkler and Molloy and Dr. Saptharishi, and former executives Mark Hacker and Kelly Mark. For 2022, our
Non-PEO
NEOs included Messrs. Winkler and Molloy and Dr. Saptharishi and former executive Mark Hacker. For 2023, 2024 and 2025, our
Non-PEO
NEOs included Messrs. Winkler and Molloy, and Drs. Saptharishi and Naik.

(4)
The dollar amounts shown in column (e) reflect average CAP to our
Non-PEO
NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to our
Non-PEO
NEOs during the applicable years. The amounts deducted and added to the
Non-PEO
NEOs’ 2025 SCT total in order to determine the
Non-PEO
NEOs’ 2025 CAP are as follows:

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total (column (e))	2025 Average

SCT Total	6,758,119

Less SCT Change in Present Value of Pension Plan (a)	(4,905)

Less SCT Stock Awards (b)	(2,971,144)

Less SCT Option Awards (b)	(1,429,036)

Plus Pension Programs Service Cost (c)	0

Plus Pension Programs Prior Service Cost (c)	0

Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	2,701,472

Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(13,775,211)

Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0

Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	(2,308,874)

Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0

Compensation Actually Paid	(11,029,579)

(a)	Represents the aggregate change in actuarial present value of the Non-PEO NEOs’ benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. For 2025, reflects the cumulative total shareholder return from December 31, 2020-December 31, 2025. For 2024, reflects the cumulative total shareholder return from December 31, 2020-December 31, 2024. For 2023, reflects the cumulative total shareholder return from December 31, 2020-December 31, 2023. For 2022, reflects the cumulative total shareholder return from December 31, 2020-December 31, 2022. For 2021, reflects the cumulative total shareholder return from December 31, 2020-December 31, 2021.

(6)
Reflects the market cap weighted total shareholder return of the S&P Communications Equipment Index. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Communications Equipment Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
For a description of the separate peer group used by the Compensation and Leadership Committee, for purposes of determining compensation paid to our executive officers, refer to the section of this Proxy Statement on page 52 titled “Comparative Market Data – 2025 Peer Group.”

(7)	Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown. We do not use net income in our compensation programs.
(8)
Reflects the Company’s percentile rank based on
one-year
TSR relative to the S&P 500, which, for 2025, represents, in the Company’s assessment, the most important financial performance measure used to link NEO compensation actually paid to company performance for the most recently completed fiscal year. We have included one-year
relative TSR in the table in accordance with applicable SEC guidance. However, percentile rank based on three-year TSR relative to the S&P 500 is the measure actually used in the Company’s compensation programs. The Company’s three-year percentile rank was 70 th
for 2025, 92
nd
for 2024, 89
th
for 2023, 78
th
for 2022 and 79
th
for 2021. This three-year measure represented 57% of 2025 target total compensation for Mr. Brown and an average of 47% of 2025 target total compensation for other NEOs. For additional detail regarding the calculation of this three-year measure, refer to the section of this Proxy Statement on page 51 titled “2025 Annual Compensation Elements – Long-Term Incentives – LTI Components.”

Company Selected Measure Name	Relative Total Shareholder Return Percentile Rank
Named Executive Officers, Footnote	For 2021, our
Non-PEO
NEOs included Messrs. Winkler and Molloy and Dr. Saptharishi, and former executives Mark Hacker and Kelly Mark. For 2022, our
Non-PEO
NEOs included Messrs. Winkler and Molloy and Dr. Saptharishi and former executive Mark Hacker. For 2023, 2024 and 2025, our
Non-PEO
	NEOs included Messrs. Winkler and Molloy, and Drs. Saptharishi and Naik.
Peer Group Issuers, Footnote	Reflects the market cap weighted total shareholder return of the S&P Communications Equipment Index. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P Communications Equipment Index, which is the industry peer group used for purposes of Item 201(e) of Regulation
S-K.
	For a description of the separate peer group used by the Compensation and Leadership Committee, for purposes of determining compensation paid to our executive officers, refer to the section of this Proxy Statement on page 52 titled “Comparative Market Data – 2025 Peer Group.”
PEO Total Compensation Amount	$ 34,453,481	$ 30,853,387	$ 28,178,498	$ 21,016,481	$ 19,980,639
PEO Actually Paid Compensation Amount	$ (34,855,292)	145,495,803	57,776,736	19,817,153	86,440,713
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in column (c) reflect “compensation actually paid” to Mr. Brown, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to Mr. Brown during the applicable years. The amounts deducted and added to the PEO’s 2025 Summary Compensation Table total in order to determine the PEO’s 2025 CAP are as follows:

PEO – Reconciliation of SCT Total to CAP Total (column (c))	2025

SCT Total	34,453,481

Less SCT Change in Present Value of Pension Plan (a)	(9,796)

Less SCT Stock Awards (b)	(18,964,846)

Less SCT Option Awards (b)	(9,121,534)

Plus Pension Programs Service Cost (c)	0

Plus Pension Programs Prior Service Cost (c)	0

Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	17,243,538

Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(46,210,856)

Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0

Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	(12,245,279)

Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0

Compensation Actually Paid	(34,855,292)

(a)	Represents the aggregate change in actuarial present value of the PEO’s benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

Non-PEO NEO Average Total Compensation Amount	$ 6,758,119	17,519,302	6,206,675	5,745,113	4,923,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ (11,029,579)	37,512,833	11,216,832	6,254,463	13,731,315
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts shown in column (e) reflect average CAP to our
Non-PEO
NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to our
Non-PEO
NEOs during the applicable years. The amounts deducted and added to the
Non-PEO
NEOs’ 2025 SCT total in order to determine the
Non-PEO
NEOs’ 2025 CAP are as follows:

Non-PEO NEOs (Average) – Reconciliation of SCT Total to CAP Total (column (e))	2025 Average

SCT Total	6,758,119

Less SCT Change in Present Value of Pension Plan (a)	(4,905)

Less SCT Stock Awards (b)	(2,971,144)

Less SCT Option Awards (b)	(1,429,036)

Plus Pension Programs Service Cost (c)	0

Plus Pension Programs Prior Service Cost (c)	0

Plus Value of New Stock and Option Awards Granted in Current Year and Unvested as of Year End (d)	2,701,472

Plus Change in Value of Stock and Option Awards Granted in Prior Years and Unvested as of Year End (d)	(13,775,211)

Plus New Stock and Option Award Grants Value as of Vesting Date (d)	0

Plus Change in Value of Stock and Option Awards Granted in Prior Years as of Vesting Date (d)	(2,308,874)

Less Prior Year Value of Stock and Option Awards Forfeited or Cancelled (d)	0

Compensation Actually Paid	(11,029,579)

(a)	Represents the aggregate change in actuarial present value of the Non-PEO NEOs’ benefits under all pension plans for each year, as previously reported in the applicable SCT.
(b)	Represents the aggregate grant date fair value of equity-based awards granted each year as computed in accordance with ASC Topic 718, as previously reported in the applicable SCT.
(c)
There was no service cost or prior service cost for our defined benefit pension plans because our executives who participate in those plans ceased accruing service credit under those plans when they were frozen in early 2009.

(d)	Reflects the fair value or change in fair value of equity-based awards, calculated in accordance with Regulation S-K Item 402(v)(2)(iii)(C).

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay And Performance
The following narrative and graphical comparisons provide descriptions of the relationship between certain figures included in the Pay vs. Performance table for each of 2025, 2024, 2023, 2022, and 2021, including: (a) a comparison of each financial performance measure (TSR, net income and the Company-selected measure) and the compensation actually paid to the PEO and to the other
Non-PEO
NEOs; and (b) the relationship between the Company’s TSR and the peer group TSR.
PEO


From 2024 to 2025, compensation actually paid to the CEO decreased by $180.4 million or 124%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the CEO increased by $87.7 million or 152%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the CEO increased by $38.0 million or 192%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the CEO decreased by $66.6 million or 77%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Non-PEO
NEOs


From 2024 to 2025, compensation actually paid to the
Non-PEO
NEOs decreased by $48.5 million or 129%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the
Non-PEO
NEOs increased by $26.3 million or 234%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the
Non-PEO
NEOs increased by $5.0 million or 79%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the
Non-PEO
NEOs decreased by $7.5 million or 54%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Compensation Actually Paid vs. Net Income
Relationship Between Pay And Performance
The following narrative and graphical comparisons provide descriptions of the relationship between certain figures included in the Pay vs. Performance table for each of 2025, 2024, 2023, 2022, and 2021, including: (a) a comparison of each financial performance measure (TSR, net income and the Company-selected measure) and the compensation actually paid to the PEO and to the other
Non-PEO
NEOs; and (b) the relationship between the Company’s TSR and the peer group TSR.
PEO


From 2024 to 2025, compensation actually paid to the CEO decreased by $180.4 million or 124%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the CEO increased by $87.7 million or 152%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the CEO increased by $38.0 million or 192%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the CEO decreased by $66.6 million or 77%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Non-PEO
NEOs


From 2024 to 2025, compensation actually paid to the
Non-PEO
NEOs decreased by $48.5 million or 129%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the
Non-PEO
NEOs increased by $26.3 million or 234%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the
Non-PEO
NEOs increased by $5.0 million or 79%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the
Non-PEO
NEOs decreased by $7.5 million or 54%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay And Performance
The following narrative and graphical comparisons provide descriptions of the relationship between certain figures included in the Pay vs. Performance table for each of 2025, 2024, 2023, 2022, and 2021, including: (a) a comparison of each financial performance measure (TSR, net income and the Company-selected measure) and the compensation actually paid to the PEO and to the other
Non-PEO
NEOs; and (b) the relationship between the Company’s TSR and the peer group TSR.
Compensation Actually Paid versus Company Performance.
 The relationship between compensation actually paid and the Company’s financial performance over the five-year period shown in the table above is described in the following bullet points.
PEO


From 2024 to 2025, compensation actually paid to the CEO decreased by $180.4 million or 124%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the CEO increased by $87.7 million or 152%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the CEO increased by $38.0 million or 192%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the CEO decreased by $66.6 million or 77%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Non-PEO
NEOs


From 2024 to 2025, compensation actually paid to the
Non-PEO
NEOs decreased by $48.5 million or 129%. Over this same period, the Company’s TSR decreased by 16%, net income increased by 38%, and one-year
relative TSR percentile rank decreased by 85% (from 89.6
th
percentile rank to 13.6
th
percentile rank).


From 2023 to 2024, compensation actually paid to the
Non-PEO
NEOs increased by $26.3 million or 234%. Over this same period, the Company’s TSR increased by 49%, net income decreased by 8.9%, and one-year
relative TSR percentile rank increased by 28% (from 69.9
th
percentile rank to 89.6
th
percentile rank).


From 2022 to 2023, compensation actually paid to the
Non-PEO
NEOs increased by $5.0 million or 79%. Over this same period, the Company’s TSR increased by 23%, net income increased by 25.4%, and one-year
relative TSR percentile rank increased by 7% (from 65.4
th
percentile rank to 69.9
th
percentile rank).


From 2021 to 2022, compensation actually paid to the
Non-PEO
NEOs decreased by $7.5 million or 54%. Over this same period, the Company’s TSR decreased by 4%, net income increased by 9.5%, and one-year
relative TSR percentile rank decreased by 27% (from 89.8
th
percentile rank to 65.4
th
percentile rank).

Total Shareholder Return Vs Peer Group	Company TSR versus S&P Communications Equipment TSR. The relationship between the Company’s TSR and the TSR of the S&P Communications Equipment Index is shown below:
Tabular List, Table
The following table lists the three financial performance measures we believe represent th
e most important financial
performance
measures we use to link executive compensation actually paid to our NEOs for 2025 to Company performance:

2025 Most Important Performance Measures

 Relative TSR Percentile Rank

 Stock Price

 Non-GAAP Operating Earnings
For more information about how we use these financial performance measures in our compensation programs, see the section of this Proxy Statement titled “Compensation Discussion and Analysis” beginning on page 34.

Total Shareholder Return Amount	$ 239.54	285.73	191.61	155.74	161.91
Peer Group Total Shareholder Return Amount	241.63	201.64	146.05	121.24	151.31
Net Income (Loss)	$ 2,154,000,000	$ 1,557,000,000	$ 1,709,000,000	$ 1,363,000,000	$ 1,245,000,000
Company Selected Measure Amount	0.136	0.896	0.699	0.654	0.898
PEO Name	Gregory Q. Brown
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR Percentile Rank
Measure:: 2
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Earnings
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,796)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,243,538
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,210,856)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,245,279)
PEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,964,846)
PEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,121,534)
PEO | Prior Year Value of Stock and Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,905)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,701,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,775,211)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,308,874)
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,971,144)
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,429,036)
Non-PEO NEO | Prior Year Value of Stock and Option Awards Forfeited or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0